Property and Equipment	6 Months Ended
Jun. 30, 2013
Property and Equipment

5. Property and Equipment

Property and equipment consisted of the following at December 31, 2011 and 2012 and June 30, 2013:

	December 31,		June 30, 2013
	2011	2012
			(unaudited)
In-vehicle devices—installed	$51,454	$71,110	$84,116
In-vehicle devices—uninstalled	1,127	2,843	3,543
Computer equipment	3,088	3,984	4,990
Internal-use software	1,462	2,393	3,273
Furniture and fixtures	579	999	1,219
Leasehold improvements	343	687	1,241

Total property and equipment	58,053	82,016	98,382
Less: Accumulated depreciation and amortization	(31,205)	(40,884)	(46,561)

Property and equipment, net	$26,848	$41,132	$51,821

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2010, 2011 and 2012 totaled $7,397, $7,581 and $9,547, respectively, of which $7,008, $7,111 and $8,744 was recorded in cost of subscription revenue related to depreciation of installed in-vehicle devices and amortization of internal-use software and the remainder was included in various operating expenses. The carrying value of installed in-vehicle devices (including shipping and installation costs), net of accumulated depreciation, was $22,485 and $34,097 at December 31, 2011 and 2012, respectively.

During the years ended December 31, 2010, 2011 and 2012, the Company capitalized costs of $380, $686 and $883, respectively, associated with the development of its internal-use software related to its SaaS software offerings accessed by customers via its website and the website itself. Amortization expense of the internal-use software totaled $157, $336 and $573 during the years ended December 31, 2010, 2011 and 2012, respectively. The carrying value of capitalized internal-use software was $996 and $1,328 as of December 31, 2011 and 2012, respectively. Foreign exchange differences also contribute to changes in the carrying value of internal-use software.

As of December 31, 2011 and 2012, the gross amount of assets under capital leases totaled $1,067 and $1,121, respectively, and related accumulated amortization totaled $99 and $456, respectively. As of December 31, 2010, there were no assets under capital leases.

During the years ended December 31, 2010, 2011 and 2012, the Company expensed $413, $950 and $2,150, respectively, in conjunction with the replacement of installed in-vehicle devices resulting from the Company’s proactive migration to current technology and to a lesser degree a required replacement of those devices. The expense was recorded in cost of subscription revenue and is included in loss on disposal of property and equipment and other assets in the consolidated statements of cash flows.

Depreciation and amortization expense related to property and equipment for the six months ended June 30, 2012 and 2013 (unaudited) totaled $4,475 and $6,065, respectively, of which $4,099 and $5,531 was recorded in cost of subscription revenue related to depreciation of installed in-vehicle devices and amortization of internal-use software and the remainder was included in various operating expenses. The carrying value of installed in-vehicle devices (including shipping and installation costs), net of accumulated depreciation, was $42,390 at June 30, 2013 (unaudited).

During the six months ended June 30, 2012 and 2013 (unaudited), the Company capitalized costs of $472 and $904, respectively, associated with the development of its internal-use software related to its SaaS software offerings accessed by customers via its website and the website itself. Amortization expense of the internal-use software totaled $266 and $256 during the six months ended June 30, 2012 and 2013 (unaudited), respectively. The carrying value of capitalized internal-use software was $1,963 as of June 30, 2013 (unaudited). Foreign exchange differences also contribute to changes in the carrying value of internal-use software.

As of June 30, 2013 (unaudited), the gross amount of assets under capital leases totaled $1,110 and related accumulated amortization totaled $630.

During the six months ended June 30, 2012 and 2013 (unaudited), the Company expensed $840 and $1,499, respectively, in conjunction with the replacement of installed in-vehicle devices resulting from the Company’s proactive migration to current technology and to a lesser degree a required replacement of those devices. The expense was recorded in cost of subscription revenue and is included in loss on disposal of property and equipment and other assets in the consolidated statements of cash flows.